Revenue - Summary of Revenue Disaggregated by Segment and by Type (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation Of Revenue [Line Items]
Revenue disaggregated by segment and by type	$ 1,421.1	$ 1,131.5	$ 1,096.3
Containership Leasing [Member]
Disaggregation Of Revenue [Line Items]
Revenue disaggregated by segment and by type	1,222.8
Mobile Power Generation [Member]
Disaggregation Of Revenue [Line Items]
Revenue disaggregated by segment and by type	198.3
Operating Lease Revenue [Member]
Disaggregation Of Revenue [Line Items]
Revenue disaggregated by segment and by type	1,367.4	1,096.0	1,061.1
Operating Lease Revenue [Member] | Containership Leasing [Member]
Disaggregation Of Revenue [Line Items]
Revenue disaggregated by segment and by type	1,180.0
Operating Lease Revenue [Member] | Mobile Power Generation [Member]
Disaggregation Of Revenue [Line Items]
Revenue disaggregated by segment and by type	187.4
Interest Income From Leasing [Member]
Disaggregation Of Revenue [Line Items]
Revenue disaggregated by segment and by type	40.5	$ 35.5	$ 35.2
Interest Income From Leasing [Member] | Containership Leasing [Member]
Disaggregation Of Revenue [Line Items]
Revenue disaggregated by segment and by type	40.5
Interest Income From Leasing [Member] | Mobile Power Generation [Member]
Disaggregation Of Revenue [Line Items]
Revenue disaggregated by segment and by type	0.0
Other [Member]
Disaggregation Of Revenue [Line Items]
Revenue disaggregated by segment and by type	13.2
Other [Member] | Containership Leasing [Member]
Disaggregation Of Revenue [Line Items]
Revenue disaggregated by segment and by type	2.3
Other [Member] | Mobile Power Generation [Member]
Disaggregation Of Revenue [Line Items]
Revenue disaggregated by segment and by type	$ 10.9